                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody        New York, NY        February 3, 2005

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

         Number of other Included Managers:                    3
         Form 13F Information Table Entry Total               73
         Form 13F Information Table Value Total:        $484,379 (thousands)

List of Other Included Managers:

         No.      13F File No.      Name

         01       28-5534           Centurion Advisors, L.P.
         02       28-5414           Centurion Investment Group, L.P.
         03       28-7106           Centurion Investors, LLC

                             Form 13F as of 12/31/04
                     REPORTING MANAGER: RAIFF PARTNERS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      Item 1                  Item 2    Item 3      Item 4          Item 5              Item 6           Item 7        Item 8
   Name of Issuer              Title     Cusip    Fair Market      Shares or     Investment Discretion             Voting Authority
                              of Class   Number      Value     Principal Amount               Shared
                                                                                  Sole Shared Other     Managers   Sole  Shared None
                                                                                   (A)   (B)   (C)                  (A)    (B)  (C)
------------------------------------------------------------------------------------------------------------------------------------
21st CENTURY HOLDING CO        CS     90136Q100     1,022,000         70,000              x                1,2,3      x
AK STEEL HOLDING CORP          CS     001547108     3,762,200        260,000              x                1,2,3      x
ALDERWOODS GROUP INC           CS     014383103        56,800          5,000              x                1,2,3      x
ALLIANCE GAMING CORP           CS     01859P609     1,035,750         75,000              x                1,2,3      x
ANADARKO PETROLEUM             CS     032511107     5,184,800         80,000              x                1,2,3      x
APPLE COMPUTER                 CS     037833100     6,440,000        100,000              x                1,2,3      x
AXIS CAPITAL HOLDINGS LTD      CS     G0692U109    17,177,511        627,833              x                1,2,3      x
BANK OF AMERICA CORP           CS     060505104    13,157,200        280,000              x                1,2,3      x
BEAZER HOMES USA INC           CS     07556Q105    27,458,238        187,800              x                1,2,3      x
BENIHANA INC                   CS     082047200     2,279,615        140,284              x                1,2,3      x
BEST BUY                       CS     086516101    10,675,800        180,000              x                1,2,3      x
BJS WHOLESALE CLUB INC         CS     05548J106     1,019,550         35,000              x                1,2,3      x
BON TON STORES INC.            CS     09776J101     1,150,853         73,070              x                1,2,3      x
CENTERPLATE INC                CS     15200E204     1,561,140        118,000              x                1,2,3      x
CENTEX CORP                    CS     152312104    11,916,000        200,000              x                1,2,3      x
CHESAPEAKE ENERGY CORP         CS     165167107     7,425,000        450,000              x                1,2,3      x
CITIGROUP INC COM STK          CS     172967101    11,322,300        235,000              x                1,2,3      x
CITIZENS COMMUNICATIONS CO     CS     17453B101    13,583,150        985,000              x                1,2,3      x
CLAIRE STORES INC              CS     179584107     1,062,500         50,000              x                1,2,3      x
COMCAST CORP                   CS     20030N101     3,328,000        100,000              x                1,2,3      x
CONN'S INC                     CS     208242107       969,505         57,640              x                1,2,3      x
D R HORTON INC                 CS     23331A109     6,046,500        150,000              x                1,2,3      x
FEDERATED DEP COM              CS     31410H101    16,470,150        285,000              x                1,2,3      x
FRONTLINE LTD                  CS     G3682E127     7,141,960        161,000              x                1,2,3      x
GARDNER DENVER INC             CS     365558105     1,995,950         55,000              x                1,2,3      x
GENERAL COMMUNICATION          CS     369385109     1,104,000        100,000              x                1,2,3      x

HARTFORD FINANCIAL SERVICES
  GROUP                        CS     416515104     9,356,850        135,000              x                1,2,3      x
HEXCEL CORP                    CS     428291108     5,002,500        345,000              x                1,2,3      x
HOME DEPOT                     CS     437076102    11,539,800        270,000              x                1,2,3      x
HOUSEHOLD INTERNATIONAL 10%
  6/30/30 PFD                  PFD    44180s207       102,920          4,000              x                1,2,3      x
INTEL                          CS     458140100    10,305,634        440,600              x                1,2,3      x
INTRAWEST CORPORATION          CS     460915200     3,048,474        132,600              x                1,2,3      x
J.P. MORGAN CHASE              CS     46625H100    12,483,200        320,000              x                1,2,3      x
JOS A BANK CLOTHIERS INC       CS     480838101       333,940         11,800              x                1,2,3      x
KERZNER INTERNATIONAL LTD      CS     P8797T133     1,140,950         19,000              x                1,2,3      x
KMART HOLDING CORP             CS     498780105     8,905,500         90,000              x                1,2,3      x
LEHMAN BROTHERS                CS     524908100    19,245,600        220,000              x                1,2,3      x
LEUCADIA NATIONAL CORP         CS     527288104     4,168,800         60,000              x                1,2,3      x
LUBRIZOL CORP                  CS     549271104     3,870,300        105,000              x                1,2,3      x
La QUINTA PPTYS INC 9.0%
  SER A 1/10                   PFD    50419Q201       146,775          5,700              x                1,2,3      x
MACQUARIE INFRASTRUCTURE CO    CS     55607X108     3,451,560        117,600              x                1,2,3      x
MAX RE CAPITAL LTD             CS     G6052F103     2,983,400        140,000              x                1,2,3      x
MERRILL LYNCH & CO             CS     590188108     5,977,000        100,000              x                1,2,3      x
MGM MIRAGE                     CS     552953101     7,274,000        100,000              x                1,2,3      x
MORGAN STANLEY                 CS     617446448     5,996,160        108,000              x                1,2,3      x
NEIMAN MARCUS A                CS     640204202    24,066,056        336,400              x                1,2,3      x
NEXTEL COMMUNICATNS            CS     65332V103     6,002,000        200,000              x                1,2,3      x
ORIENT EXPRESS HOTELS LTD      CS     G67743107       308,550         15,000              x                1,2,3      x
OVERNITE CORP                  CS     690322102     3,537,800         95,000              x                1,2,3      x
OXFORD INDUSTRIES INC          CS     691497309     9,375,100        227,000              x                1,2,3      x
PENNEY (J.C.)                  CS     708160106     3,312,000         80,000              x                1,2,3      x
PERRY ELLIS INTERNATIONAL      CS     288853104     3,227,510        158,600              x                1,2,3      x
PLAYBOY ENTERPRISES - CL B     CS     728117300     2,003,270        163,000              x                1,2,3      x
POLO RALPH LAUREN CORP         CS     731572103    21,593,940        506,900              x                1,2,3      x
PRECISION CASTPARTS CORP       CS     740189105     6,568,000        100,000              x                1,2,3      x
PREMCOR, INC                   CS     74045Q104     3,373,600         80,000              x                1,2,3      x
QUALITY DISTRIBUTION INC       CS     74756M102     2,982,850        353,000              x                1,2,3      x
REEBOK INT'L                   CS     758110100     3,520,000         80,000              x                1,2,3      x
REGAL ENTERTAINMENT GROUP      CS     758766109     3,216,250        155,000              x                1,2,3      x
RPM INTERNATIONAL INC          CS     749685103     1,376,200         70,000              x                1,2,3      x
SCHNITZER STEEL INDS           CS     806882106     3,868,020        114,000              x                1,2,3      x
SEARS ROEBUCK USD.75           CS     812387108    18,115,650        355,000              x                1,2,3      x
ST JOE COMPANY                 CS     790148100     1,926,000         30,000              x                1,2,3      x
STANDARD PACIFIC CORP          CS     85375C101     3,848,400         60,000              x                1,2,3      x
STARWOOD HOTELS                CS     85590A203    11,066,800        189,500              x                1,2,3      x
TEMPLE-INLAND                  CS     879868107    12,024,720        175,800              x                1,2,3      x
TOMMY HILFIGER CORP            CS     G8915Z102     1,184,400        105,000              x                1,2,3      x
TOYS R US                      CS     892335100     9,313,850        455,000              x                1,2,3      x
UNIVERSAL HEALTH REALTY
  INCOME TRUST                 CS     91359e105        35,343          1,100              x                1,2,3      x
US STEEL                       CS     912909108    21,525,000        420,000              x                1,2,3      x
WAL-MART STORES                CS     931142103     5,017,900         95,000              x                1,2,3      x
WYNN RESORTS LTD               CS     983134107    10,894,576        162,800              x                1,2,3      x
YUM BRANDS INC                 CS     988498101     1,415,400         30,000              x                1,2,3      x


TOTAL PORTFOLIO                                   484,379,019     12,598,027